Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Income Tax Assets and Liabilities
Schedule of of temporary differences of deferred income tax assets and liabilities

As at December 31:	2020	2019
Non-capital tax loss carry-forwards	$24,677	$27,214
Interests in resource properties	(62,418)	(60,589)
Other assets	(7,251)	(7,181)
Other liabilities	(10,267)	(10,456)
	$(55,259)	$(51,012)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	$10,856	$14,295
Deferred income tax liabilities	(66,115)	(65,307)
Net	$(55,259)	$(51,012)

Schedule of estimated accumulated non capital losses

		Amount for which
		no deferred
		income tax asset
Country / Region	Gross amount	is recognized	Expiration dates
Canada	$24,495	$23	2035‑2040
U.S.A.	120	120	Indefinite
Germany	544	—	Indefinite
Malta	101,087	69,764	Indefinite
Africa	27,441	—	Indefinite